Sep. 05, 2026
VegaShares Fixed Rate Callable Bond ETF
INVESTMENT OBJECTIVE
The VegaShares Fixed Rate Callable Bond ETF (the “Fund”) seeks to provide current income, with a secondary objective of capital preservation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.40%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the “adviser”) pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, “Other Expenses” does not include fees paid to the Fund’s swap contract counterparties. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$41	$128

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed rate callable bonds. The Fund defines “fixed rate” as a set coupon, a fixed-to-floating rate coupon, a coupon that may step up from its initial rate, zero coupon, and a contingent payment coupon.

○	A set coupon remains the same throughout the life of the security.
○	A fixed-to-floating rate coupon changes from a set rate to a floating rate based upon a certain amount of time passing or other triggering event.
○	A coupon may step up from its initial rate based upon a triggering event such as credit rating or a certain amount of time passing.
○	A zero coupon is a fixed rate instrument that pays interest at maturity rather than periodically.
○	A contingent payment coupon is based, at least in part, on a triggering event such as credit rating change or the price level of a reference asset, like a stock index, that meets a specific condition on a set date.

The Fund defines “callable” as any right of an issuer to repay principal prior to maturity. The Fund defines “bonds” as bills, commercial paper, certificates of deposit, notes, bonds, and any other evidence of indebtedness. The Fund may invest in non-callable bonds outside of its 80% investment policy.

As a fundamental policy, the Fund concentrates (i.e. invests more than 25% of the value of its net assets) in the securities of companies in the group of industries comprising the financial sector. The Fund’s concentration policy may not be changed without shareholder approval. The Fund defines companies within the financial sector, as U.S. companies classified under the Global Industry Classification Standard (“GICS”) within the financials sector as well as foreign issuers that are primarily engaged in the financial sector as described under the GICS classification method. The GICS classification method places an issuer in a sector based on the majority of its revenues. The GICS financial sector includes companies commonly known as: (i) banks, (ii) thrifts & mortgage finance companies (also known as savings & loans), (iii) diversified financial services companies, (iv) consumer finance companies (v) insurance companies, (vi) capital markets companies (e.g. broker-dealers), and (vii) REITs.

The Fund invests in bonds of any maturity, any issuer type, but restricts credit quality to investment grade. The Fund defines investment grade as a credit rating of at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s Ratings Group, or BBB- by Fitch Ratings, Inc., or determined by the adviser to be of equivalent credit quality. The Fund invests primarily in U.S. dollar denominated debt and is expected to have significant exposure to bonds issued by U.S. and non-U.S. banks and financial services companies.

The adviser uses a research-driven, bottom-up process to select securities from the “Eligible Universe,” seeking what it believes to be the most attractive risk-adjusted income opportunities.

Eligible Universe

A debt security is considered eligible for inclusion in the Fund’s investment universe by the adviser if, at the time of purchase, it satisfies some of the following criteria:

Criterion	Requirement
Currency	Principal and interest denominated in U.S. dollars.
Sector	U.S. Treasury, U.S. Government agency, U.S. Government sponsored enterprise, corporate
Term	No minimum or maximum maturity.
Credit Rating	Investment grade (Baa3 / BBB– / BBB– or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. Where explicit bond-level ratings are not available, issuer-level ratings, expected ratings at issuance, or subordinated issuer ratings may be used to classify securities by credit quality.
Minimum Liquidity	Illiquid securities limited to 15% of net assets.
Callability	Both callable and non-callable
Coupon	Fixed-rate, fixed-to-floating (including fixed-to-variable), step-up, contingent pay, subject to cap, floors and collars.
Market of Issuance	SEC-registered, exempt from registration including SEC Rule 144A securities with or without registration rights that may include Section 3(2)(2) securities.
Seniority	Senior secured and senior unsecured.
Security Features

Bullet, puttable, sinkable/amortizing, callable.

Original issue zero coupon.

Capital securities, underwritten medium-term notes, structured notes, covered bonds, bonds subject to bail-in.

○     Bullet maturity refers to a set maturity date upon which all principal is repaid.

○     Puttable bonds give the holder the right to require the issuer to repay the bond at a time or times, prior to the scheduled maturity.

○     Sinkable/amortizing refers to the requirement of the issuer to repay some of the bond’s principal overtime rather than only at maturity.

○     Callable refers to the issuer’s right to repay principal prior to the scheduled maturity.

○     Original issue zero coupon refers to bonds that do not pay interest periodically, but rather at maturity.

○     Capital securities are debt instruments that do not have the most senior priority for repayment.

○     Underwritten medium-term notes (MTNs) are debt securities that are sold to investors through investment banks or broker-dealers. They differ from one-time bond offerings as new MTNs are offered continuously or for a set time period.

○     Structured notes combine a traditional bond with a feature such that final payout depends on the performance of an underlying asset or index.

The adviser’s selection process considers: (i) issuer credit quality, (ii) call structure, (iii) coupon, (iv) maturity, (v) relative value versus comparable non-callable bonds, (vi) expected reinvestment profile, (vii) liquidity, (viii) sector, and (ix) issuer diversification. Using these inputs, the adviser seeks what it believes to be the most attractive risk-adjusted income opportunities.

The Fund may sell a security when, in the adviser’s view, its fundamentals deteriorate, it no longer meets the adviser’s eligibility criteria, its call profile makes continued holding unattractive, or a more attractive opportunity becomes available.

Supplemental Strategy

The adviser may use swaps, options, and forward contracts linked to fixed rate callable bonds as substitutes for fixed rate callable bonds. The adviser uses these derivatives, when it believes they offer more economically efficient exposure to fixed rate callable bonds. The Fund includes swaps, options, and forward contracts linked to fixed rate callable bonds for purposes of its 80% investment policy and its 25% investment concentration policy. Through a swap agreement, the Fund and a financial institution agree to exchange the return (or differentials in rates of return) earned or realized on a reference asset or assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing a reference asset or assets. A call option contract gives the purchaser of the option, in return for a premium, the right to buy from the seller of the option the reference asset or assets. A forward contract is an obligation to purchase or sell a specific asset or assets on a future date (settlement date) for a fixed price set on the date of the contract (trade date). Additionally, the adviser may use debt-linked futures contracts to adjust portfolio interest rate risk. The Fund may close out a derivative position when, in the adviser’s view, direct ownership of fixed rate callable bonds is more efficient; or when the refence asset fundamentals deteriorate, it no longer meets the adviser’s eligibility criteria, its call profile makes continued holding unattractive, or a more attractive opportunity becomes available.

The adviser seeks to preserve capital by reducing portfolio maturity and/or reducing interest rate risk when it believes interest rates will be rising.

Because the Fund’s supplemental derivatives strategy may require only a small initial or no initial investment, the Fund may invest in cash equivalents such as short-term U.S. government securities, money market funds, or ETFs that hold short-term U.S. government securities; as well as invest in U.S. Treasury securities with remaining maturities of one year or less. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund is not managed to track any index.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1-888-862-3299.